Note 9 - Stock-based Compensation and Other Employee Benefit Plans - Stock Options, Valuation Assumptions (Details)	6 Months Ended	9 Months Ended		12 Months Ended
	Jun. 30, 2016	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Minimum [Member]
Risk free interest rate, warrants		0.95%	0.97%	0.97%	0.09%
Maximum [Member]
Risk free interest rate, warrants		1.36%	1.60%	1.60%	1.55%
Non Plan [Member]
Expected life in years (Year)		7 years	7 years	7 years	7 years
Non Plan [Member] | Minimum [Member]
Risk free interest rate, warrants				1.83%	2.25%
Expected volatility		641.00%	794.00%	794.00%	837.00%
Non Plan [Member] | Maximum [Member]
Risk free interest rate, warrants				2.33%	2.76%
Expected volatility	738.00%		821.00%	821.00%	935.00%
Plan2007 [Member]
Risk free interest rate, warrants					2.63%
Expected volatility					927.00%
Expected life in years (Year)					7 years
Plan2007 [Member] | Minimum [Member]
Risk free interest rate, warrants				1.60%
Expected volatility				322.00%
Expected life in years (Year)				3 years
Plan2007 [Member] | Maximum [Member]
Risk free interest rate, warrants				2.38%
Expected volatility				807.00%
Expected life in years (Year)				7 years